	CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
	Schedule of Investments
	June 30, 2026 (unaudited)
		Principal	Value
58.27%	ASSET BACKED BONDS
5.32%	AUTOMOTIVE
	Arivo Acceptance Auto Loan Receivables Trust 01/16/2029 6.900% 144A	$57,277	$57,481
	Avid Automobile Receivables Trust 12/15/2027 7.350% 144A	105,016	105,094
	Avis Budget Rental Car Funding AESOP LLC 08/20/2029 5.870% 144A	140,000	141,242
	Avis Budget Rental Car Funding AESOP LLC 08/20/2031 6.240% 144A	100,000	102,334
	Brean Asset Backed Securities Trust 05/25/2065 4.750% 144A	349,677	278,726
	Bridgecrest Lending Auto Securitization Trust 10/16/2028 5.370%	946,012	947,240
	Carvana Auto Receivables Trust 01/10/2031 4.740%	550,000	543,792
	Carvana Auto Receivables Trust 11/10/2028 5.540%	175,000	176,492
	Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	286,453	283,999
	Carvana Auto Receivables Trust 03/10/2028 2.900% 144A	21,866	21,563
	Carvana Auto Receivables Trust 03/10/2028 1.070%	59,806	58,927
	Carvana Auto Receivables Trust 03/10/2028 0.970%	36,843	36,647
	Carvana Auto Receivables Trust 09/11/2028 1.240%	77,370	75,679
	Chesapeake Funding II LLC 10/15/2035 6.160%	29,837	29,905
	CPS Auto Trust 10/15/2029 7.140% 144A	1,012,644	1,019,608
	CPS Auto Trust 11/15/2030 10.720% 144A	450,000	485,912
	DT Auto Owner Trust 12/15/2027 3.400% 144A	67,594	67,573
	DT Auto Owner Trust 03/15/2029 5.530% 144A	1,000,000	1,000,454
	Exeter Automobile Receivables Trust 10/15/2029 6.340% 144A	962,500	934,888
	Exeter Automobile Receivables Trust 06/15/2028 3.020%	210,132	209,868
	Exeter Automobile Receivables Trust 07/17/2028 4.560%	734,654	734,983
	First Investors Auto Owner Trust 06/15/2029 5.410% 144A	500,000	499,403
	Flagship Credit Auto Trust 07/16/2029 5.640% 144A	1,350,353	1,352,460
	Flagship Credit Auto Trust 09/15/2028 3.160% 144A	1,150,000	1,118,020
	GLS Auto Receivables Issuer Trust 10/15/2027 2.480% 144A	97,935	97,734
	GLS Auto Receivables Trust 04/17/2028 6.150% 144A	546,518	548,664
	GLS Auto Receivables Trust 05/15/2029 5.640% 144A	500,000	501,396
	The Huntington National Bank 02/20/2034 12.259% 144A	483,078	483,070
	Lad Auto Receivables Trust 04/15/2030 6.850% 144A	367,907	369,479
	Lendbuzz Securitization Trust 12/15/2028 7.500% 144A	138,851	140,607
	Lendbuzz Securitization Trust 05/15/2029 5.990% 144A	148,503	149,192
	Lendbuzz Securitization Trust 05/15/2030 5.180% 144A	774,194	775,220
	Space Coast Credit Union 11/15/2028 4.670% 144A	283,525	283,798
	Switch ABS Issuer LLC 06/25/2054 6.200% 144A	550,000	535,973
	Tricolor Auto Securitization Trust 01/16/2029 5.120% 144A	1,001,992	671,335
	Tricolor Auto Securitization Trust 02/15/2028 6.570% 144A	720,000	504,000
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
Schedule of Investments
June 30, 2026 (unaudited)
	Principal	Value
Tricolor Auto Securitization¬Trust 06/15/2028 13.450% 144A	$600,000	$252,000
United Auto Credit Securitization¬Trust 11/10/2028 5.000% 144A	171,175	171,219
United Auto Credit Securitization¬Trust 04/10/2029 10.000% 144A	600,000	248,622
Veros Auto Receivables Trust 11/15/2028 8.320% 144A	830,429	837,878
		16,852,477
4.61% MISCELLANEOUS
Aqua Finance Trust 07/17/2046 1.900% 144A	145,382	136,480
Atlas Senior Loan Fund 04/22/2031 5.525% 144A	338,566	338,058
Ballyrock CLO 14 Ltd. 07/20/2037 4.675%^ 144A	250,000	249,725
(CME Term SOFR 3 Month + 1.000%)
Benefit Street Partners CLO Ltd. 07/15/2037 4.933% 144A	689,000	688,311
Bluemountain CLO 10/20/2030 5.537% 144A	520,000	520,260
CoreVest American Finance Trust 10/15/2054 2.911% 144A	1,040,000	985,242
Crossroads Asset Trust 08/20/2032 8.320% 144A	275,000	280,460
Crossroads Asset Trusts 08/20/2030 5.900% 144A	78,035	78,498
Crown City CLO 07/15/2037 4.803%^ 144A	214,284	214,048
(CME Term SOFR 3 Month + 1.050%)
Generate CLO 4 07/20/2037 4.675%^ 144A	218,750	218,509
(CME Term SOFR 3 Month + 1.000%)
Generate CLO 5 Ltd. 07/22/2037 4.714%^ 144A	800,000	798,960
(CME Term SOFR 3 Month + 1.050%)
Golub Capital Partners Static Ltd. 04/25/2034 5.567% 144A	1,100,000	1,097,580
Harvest SBA Loan Trust 06/25/2047 6.050% 144A	235,574	235,574
M&T Equipment LLC 07/15/2030 5.740% 144A	70,077	70,215
NGC Ltd. 04/20/2038 4.875% 144A	995,556	995,755
PEAC Solutions Receivables LLC 10/20/2031 4.650% 144A	550,000	550,296
Polus Capital Management 10/20/2037 4.925% 144A	810,526	810,607
Saratoga Investment Corp. 04/20/2033 5.737% 144A	550,000	553,080
Shackleton 2017-XI CLO¬Ltd. 08/15/2030 6.063% 144A	160,052	159,876
SMB Private Education Loan Trust 09/15/2037 2.230% 144A	415,546	404,351
SoFi Consumer Loan Program Trust 06/25/2034 4.820% 144A	173,534	173,763
Sound Point CLO V-R Ltd. 07/18/2031 5.687% 144A	530,000	531,590
Trinity Rail Leasing LP 10/18/2049 2.390% 144A	28,746	28,675
Venture CDO Ltd. 10/20/2034 5.125% 144A	560,000	556,640
Venture CDO Ltd. 07/15/2032 5.885% 144A	1,100,000	1,104,730
Voya CLO Ltd. 10/15/2037 4.953% 144A	1,375,000	1,374,862
Voya CLO Ltd. 10/18/2031 5.636% 144A	901,310	902,662
Zais CLO 11 Ltd. 01/20/2032 5.465% 144A	530,000	531,219
		14,590,026
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
Schedule of Investments
June 30, 2026 (unaudited)
	Principal	Value
48.34% MORTGAGE BACKED
Angel Oak Mortgage Trust 01/25/2066 0.909% 144A	$41,411	$36,119
Arivo Acceptance Auto Loan Receivables Trust 02/15/2029 7.700% 144A	825,000	835,675
Brean Asset Backed Securities Trust 01/25/2065 5.000% 144A	412,500	405,695
Brean Asset Backed Securities Trust 05/25/2066 4.250% 144A	550,000	402,366
Brean Asset Backed Securities Trust 07/25/2065 4.500% 144A	601,920	525,440
Citigroup Mortgage Loan Trust 08/25/2050 2.500% 144A	52,531	45,944
COMM Mortgage Trust 09/15/2033 6.098% 144A	65,000	19,913
Connecticut Avenue Securities Trust 10/25/2041 6.728% 144A	3,300,000	3,321,466
Connecticut Avenue Securities Trust 02/25/2044 5.428% 144A	2,035,000	2,050,240
Connecticut Avenue Securities Trust 03/25/2042 5.628%^ 144A	98,272	98,669
(United States 30 Day Average SOFR + 2.000%)
Connecticut Avenue Securities Trust 03/25/2042 7.128% 144A	6,120,000	6,225,888
Connecticut Avenue Securities Trust 05/25/2044 5.278% 144A	1,060,631	1,063,945
Connecticut Avenue Securities Trust 07/25/2043 6.328%^ 144A	1,000,000	1,022,413
(United States 30 Day Average SOFR + 2.700%)
Connecticut Avenue Securities Trust 07/25/2044 5.328% 144A	777,686	778,896
Credit Suisse Mortgage Trust 04/25/2044 3.822% 144A	540,881	454,886
Credit Suisse Mortgage Trust 04/25/2044 3.822% 144A	334,553	329,764
Federal Home Loan Mortgage Corp. 08/31/2026 3.750%	62,000,000	61,991,506
Federal Home Loan Mortgage Corp. 01/25/2034 5.278% 144A	19,345	19,368
Federal Home Loan Mortgage Corp. 01/25/2042 6.128% 144A	1,350,000	1,361,394
Federal Home Loan Mortgage Corp. 01/25/2042 4.628%^ 144A	70,022	69,914
(United States 30 Day Average SOFR + 1.000%)
Federal Home Loan Mortgage Corp. 01/25/2042 5.478% 144A	720,000	723,755
Federal Home Loan Mortgage Corp. 01/25/2051 5.428% 144A	556,626	558,684
Federal Home Loan Mortgage Corp. 10/25/2041 5.128% 144A	800,542	801,468
Federal Home Loan Mortgage Corp. 10/25/2044 5.078% 144A	133,027	133,027
Federal Home Loan Mortgage Corp. 11/25/2041 5.428% 144A	1,221,685	1,224,286
Federal Home Loan Mortgage Corp. 11/25/2041 7.278% 144A	550,000	555,250
Federal Home Loan Mortgage Corp. 11/25/2043 5.478%^ 144A	358,294	359,971
(United States 30 Day Average SOFR + 1.850%)
Federal Home Loan Mortgage Corp. 11/25/2043 5.478% 144A	3,013,706	3,028,377
Federal Home Loan Mortgage Corp. 11/25/2043 6.978% 144A	2,200,000	2,286,473
Federal Home Loan Mortgage Corp. 12/25/2041 10.628% 144A	1,600,000	1,641,549
Federal Home Loan Mortgage Corp. 12/25/2050 5.628%^ 144A	293,921	296,354
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 02/25/2042 4.928%^ 144A	34,829	34,829
(United States 30 Day Average SOFR + 1.300%)
Federal Home Loan Mortgage Corp. 02/25/2042 6.028% 144A	2,600,000	2,622,792
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
Schedule of Investments
June 30, 2026 (unaudited)
	Principal	Value
Federal Home Loan Mortgage Corp. 02/25/2045 4.778% 144A	$331,441	$331,493
Federal Home Loan Mortgage Corp. 02/25/2048 3.792% 144A	152,739	149,956
Federal Home Loan Mortgage Corp. 03/25/2042 8.878% 144A	875,000	900,153
Federal Home Loan Mortgage Corp. 03/25/2043 5.730% 144A	472,333	477,706
Federal Home Loan Mortgage Corp. 03/25/2044 4.878%^ 144A	75,604	75,639
(United States 30 Day Average SOFR + 1.250%)
Federal Home Loan Mortgage Corp. 03/25/2052 6.128%^ 144A	75,424	75,750
(United States 30 Day Average SOFR + 2.500%)
Federal Home Loan Mortgage Corp. 04/25/2042 6.528% 144A	1,200,000	1,217,545
Federal Home Loan Mortgage Corp. 04/25/2042 7.978%^ 144A	1,200,000	1,231,872
(United States 30 Day Average SOFR + 4.350%)
Federal Home Loan Mortgage Corp. 04/25/2043 6.878% 144A	1,545,000	1,601,803
Federal Home Loan Mortgage Corp. 05/15/2027 3.000%	169,228	1,419
Federal Home Loan Mortgage Corp. 05/25/2042 5.828% 144A	685,571	688,999
Federal Home Loan Mortgage Corp. 05/25/2042 8.878% 144A	1,678,188	1,740,080
Federal Home Loan Mortgage Corp. 05/25/2043 5.628% 144A	625,437	629,168
Federal Home Loan Mortgage Corp. 05/25/2043 7.128% 144A	1,100,000	1,144,058
Federal Home Loan Mortgage Corp. 05/25/2044 4.828%^ 144A	331,430	331,688
(United States 30 Day Average SOFR + 1.200%)
Federal Home Loan Mortgage Corp. 05/25/2044 5.328% 144A	1,100,000	1,104,740
Federal Home Loan Mortgage Corp. 05/25/2044 4.878%^ 144A	1,064,821	1,068,314
(United States 30 Day Average SOFR + 1.250%)
Federal Home Loan Mortgage Corp. 05/25/2045 4.828% 144A	238,950	239,021
Federal Home Loan Mortgage Corp. 05/25/2048 3.851% 144A	420,903	413,965
Federal Home Loan Mortgage Corp. 05/25/2048 3.851% 144A	226,798	223,060
Federal Home Loan Mortgage Corp. 06/25/2042 6.578%^ 144A	16,356	16,551
(United States 30 Day Average SOFR + 2.950%)
Federal Home Loan Mortgage Corp. 06/25/2043 5.628% 144A	308,740	308,932
Federal Home Loan Mortgage Corp. 06/25/2043 6.978% 144A	2,750,000	2,824,168
Federal Home Loan Mortgage Corp. 08/25/2044 5.428% 144A	2,620,000	2,632,081
Federal Home Loan Mortgage Corp. 08/25/2044 4.878% 144A	1,210,000	1,214,850
Federal Home Loan Mortgage Corp. 09/25/2042 5.778% 144A	74,249	74,389
Federal Home Loan Mortgage Corp. 09/25/2042 7.328% 144A	2,671,000	2,755,310
Federal Home Loan Mortgage Corp. 04/25/2029 7.642%	139,126	140,315
Federal National Mortgage Assoc. 01/25/2031 7.992%	1,000,000	1,067,203
Federal National Mortgage Assoc. 01/25/2043 5.928% 144A	544,597	551,728
Federal National Mortgage Assoc. 10/25/2041 5.178% 144A	135,840	135,922
Federal National Mortgage Assoc. 10/25/2043 5.128% 144A	294,773	294,951
Federal National Mortgage Assoc. 11/25/2046 0.114%	25,533,396	45,628
Federal National Mortgage Assoc. 12/25/2032 2.000%	71,014	66,473
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
Schedule of Investments
June 30, 2026 (unaudited)
	Principal	Value
Federal National Mortgage Assoc. 12/25/2041 5.528% 144A	$684,241	$685,910
Federal National Mortgage Assoc. 12/25/2041 5.278% 144A	2,097,562	2,104,088
Federal National Mortgage Assoc. 12/25/2042 6.028% 144A	1,155,794	1,172,236
Federal National Mortgage Assoc. 02/25/2030 6.542%	190,002	192,968
Federal National Mortgage Assoc. 02/25/2046 0.164%	15,036,171	44,808
Federal National Mortgage Assoc. 02/25/2047 0.114%	18,231,442	42,990
Federal National Mortgage Assoc. 03/25/2042 5.728%^ 144A	331,783	333,376
(United States 30 Day Average SOFR + 2.100%)
Federal National Mortgage Assoc. 04/25/2043 6.128% 144A	594,897	598,621
Federal National Mortgage Assoc. 05/25/2042 6.378% 144A	520,060	525,003
Federal National Mortgage Assoc. 06/25/2042 6.578% 144A	352,087	355,878
Federal National Mortgage Assoc. 06/25/2043 5.528% 144A	226,834	227,822
Federal National Mortgage Assoc. 07/25/2042 7.228% 144A	2,980,000	3,058,556
Federal National Mortgage Assoc. 07/25/2042 6.178% 144A	848,057	856,689
Federal National Mortgage Assoc. 07/25/2043 5.328% 144A	421,011	421,797
Federal National Mortgage Assoc. 08/25/2042 3.500%	425,629	59,408
Federal National Mortgage Assoc. 09/25/2042 6.128% 144A	169,316	170,548
Federal National Mortgage Association 01/25/2044 5.428% 144A	1,100,000	1,106,840
Federal National Mortgage Association 12/25/2041 6.778% 144A	1,900,000	1,914,799
Federal National Mortgage Association 12/25/2041 9.628% 144A	1,100,000	1,123,551
Federal National Mortgage Association 12/25/2042 7.378%^ 144A	1,230,000	1,273,437
(United States 30 Day Average SOFR + 3.750%)
Federal National Mortgage Association 02/25/2037 1.500%	8,336,014	431,022
Federal National Mortgage Association 03/25/2042 6.728%^ 144A	1,000,000	1,012,272
(United States 30 Day Average SOFR + 3.100%)
Federal National Mortgage Association 03/25/2045 5.878% 144A	1,100,000	1,111,623
Federal National Mortgage Association 04/25/2043 7.528% 144A	2,355,000	2,457,424
Federal National Mortgage Association 06/25/2042 8.278% 144A	950,000	982,699
Federal National Mortgage Association 07/25/2045 5.228% 144A	1,550,000	1,553,808
Finance of America Structured Securities Trust 03/25/2056 3.500% 144A	1,084,157	1,046,836
Finance of America Structured Securities Trust 06/25/2056 4.500% 144A	1,100,000	1,075,730
GCAT Trust 08/25/2066 1.915% 144A	91,221	84,710
Government National Mortgage Assoc. 11/20/2051 3.000%	8,350,406	1,510,730
Greensky Home Improvement Issuer Trust 06/25/2060 4.930% 144A	66,918	67,046
GS Mortgage-Backed Securities Trust 10/25/2055 5.178% 144A	215,510	216,328
JP Morgan Mortgage Trust 10/25/2029 2.475% 144A	12,694	12,589
JP Morgan Mortgage Trust 05/25/2050 3.500% 144A	30,977	27,888
Mill City Mortgage Trust 04/25/2066 3.500% 144A	335,936	329,807
MOO Securitization Trust 12/25/2065 4.500% 144A	99,000	95,194
Multifamily Structured Credit Risk 11/25/2045 5.378% 144A	598,526	598,459
	CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
	Schedule of Investments
	June 30, 2026 (unaudited)
		Principal	Value
	Ocwen Loan Invest Trust 02/25/2037 3.000% 144A	$103,036	$102,085
	Ocwen Loan Investment Trust 02/25/2037 3.000% 144A	500,000	480,878
	Provident Funding Mortgage Trust 04/25/2051 2.500% 144A	704,437	582,262
	Saluda Grace Alternative Mortgage 04/25/2030 7.762% 144A	183,242	182,804
	Saluda Grade Alternative Mortgage Trust 06/01/2053 7.162% 144A	295,629	298,816
	Sequoia Mortgage Trust 04/25/2050 3.000% 144A	50,555	49,973
	Velocity Commercial Capital 11/25/2053 7.670% 144A	122,454	124,538
	Winston Salem, NC Limited Obligation 01/20/2046 3.773% 144A	119,225	113,891
	X-Caliber Funding LLC 11/01/2024 6.880% 144A	688,525	686,719
	X-Caliber Funding LLC 09/15/2028 12.000% 144A	550,000	548,964
			153,155,666
58.27%	TOTAL ASSET BACKED BONDS		184,598,169
	(Cost: $124,885,553)
8.43%	CORPORATE BONDS
0.08%	COMMUNICATION SERVICES
	CCO Holdings Capital Corp. 06/01/2029 5.375% 144A	275,000	269,023
1.39%	CONSUMER DISCRETIONARY
	BorgWarner, Inc. 02/15/2029 7.125%	600,000	630,817
	Ford Holdings LLC 03/01/2030 9.300%	990,000	1,103,206
	General Motors Financial Co. Perpetual 5.750%	500,000	499,587
	Hasbro, Inc. 07/15/2028 6.600%	798,000	822,768
	Nissan Motor Acceptance Company LLC 03/09/2028 2.750% 144A	350,000	332,777
	Toll Bros Finance Corp. 03/15/2027 4.875%	1,000,000	1,001,486
			4,390,641
0.03%	CONSUMER STAPLES
	Teva Pharmaceutical Industries Ltd. 05/09/2027 4.750%	100,000	99,918
2.57%	ENERGY
	Alliance Resource Operating Partnership 06/15/2029 8.625% 144A	550,000	575,281
	Cheniere Energy, Inc. 10/15/2028 4.625%	500,000	498,801
	Energen Corp. 02/15/2028 7.125%	525,000	540,001
	Energy Transfer LP Perpetual 6.625%	600,000	604,811
	EQT Corporation 04/01/2029 6.375%	1,120,000	1,146,591
	Helmerich & Payne, Inc. 12/01/2029 4.850%	1,100,000	1,099,144
	MPLX LP 02/15/2031 4.800%	550,000	547,757
	Oceaneering International, Inc. 02/01/2028 6.000%	350,000	355,010
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
Schedule of Investments
June 30, 2026 (unaudited)
	Principal	Value
Phillips 66 Partners LP 03/01/2028 3.750%	$540,000	$526,595
Tallgrass Energy Partners LP 01/15/2028 5.500% 144A	500,000	498,940
Targa Resources Partners LP 03/01/2030 5.500%	500,000	504,052
TransCanada Pipelines Ltd. 06/15/2029 7.700%	1,150,000	1,237,270
		8,134,253
2.39% FINANCIALS
Bank of America Corp. Perpetual 4.375%	125,000	124,543
Banque Federative du Credit Mutuel 10/04/2026 1.604% 144A	2,000,000	1,987,176
BGC Group, Inc. 04/02/2030 6.150%	1,100,000	1,122,451
First Citizens Bancshare Perpetual 7.898%	1,000,000	1,000,850
The Goldman Sachs Group, Inc. Perpetual 3.650%	500,000	499,244
ING Groep NV 03/29/2027 3.950%	2,000,000	1,995,982
Transamerica Capital II 12/01/2026 7.650% 144A	825,000	830,186
		7,560,432
0.03% HEALTH CARE
PRA Health Sciences, Inc. 07/15/2026 2.875% 144A	110,000	109,928
0.82% INDUSTRIALS
Hubbell, Inc. 08/15/2027 3.150%	1,079,000	1,063,909
MasTec, Inc. 08/15/2029 6.625% 144A	550,000	550,000
Timken Co. 12/15/2028 4.500%	500,000	497,527
Timken Co. 05/08/2028 6.875%	480,000	495,399
		2,606,835
0.35% INFORMATION TECHNOLOGY
Qorvo, Inc. 04/01/2031 3.375% 144A	1,213,000	1,107,958
0.38% MATERIALS
Celanese US Holdings LLC 07/15/2032 7.379%	275,000	289,236
Constellium SE 06/15/2028 5.625% 144A	350,000	349,958
Domtar Corp. 10/01/2028 6.750% 144A	100,000	69,247
NOVA Chemicals Corporation 06/01/2027 5.250% 144A	500,000	500,388
		1,208,829
0.07% REAL ESTATE
EPR Properties 04/15/2028 4.950%	220,000	219,977
	CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
	Schedule of Investments
	June 30, 2026 (unaudited)
		Principal	Value
0.32%	UTILITIES
	Washington Gas Light Co. 10/09/2026 6.820%	$ 1,000,000	$1,006,963
8.43%	TOTAL CORPORATE BONDS		26,714,757
	(Cost: $26,462,669)
21.87%	TREASURY NOTES
	US Treasury 11/30/2026 4.250%	714,700	715,643
	US Treasury 12/15/2026 4.375%	5,000,000	5,011,600
	US Treasury 12/31/2026 4.250%	5,312,000	5,319,054
	US Treasury 01/15/2027 4.000%	21,000,000	21,001,596
	US Treasury 01/31/2027 1.500%	1,107,000	1,091,087
	US Treasury 02/15/2027 4.125%	4,000,000	4,002,320
	US Treasury 02/28/2027 4.125%	5,600,000	5,603,769
	US Treasury 04/30/2027 3.750%	3,900,000	3,889,642
	US Treasury 07/15/2027 4.375%	1,800,000	1,804,498
	US Treasury 07/31/2027 3.875%	5,000,000	4,985,740
	US Treasury 11/15/2027 4.125%	3,305,800	3,303,734
	US Treasury 12/15/2027 4.000%	1,655,600	1,651,784
	US Treasury 10/15/2028 2.375%	8,695,600	8,788,165
	US Treasury 11/30/2028 4.375%	2,101,000	2,110,683
21.87%	TOTAL TREASURY NOTES		69,279,315
	(Cost: $131,555,206)
9.06%	MONEY MARKET FUND
	Federated Government Obligations Fund - Institutional Class 3.50% (A)	28,707,130	28,707,130
	(Cost: $28,707,130)
97.63%	TOTAL INVESTMENTS		309,299,371
	(Cost: $311,610,558)
2.37%	Other assets, net of liabilities		7,512,793
100.00%	NET ASSETS		$316,812,164

^Rate is determined periodically. Rate shown is the rate as of June 30, 2026

(A)Effective 7 day yield as of June 30, 2026

See Notes to Schedule of Investments.

144A Securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $123,371,028 and is 38.94% of the Fund's net assets.

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Futures Contracts

June 30, 2026 (unaudited)

					Unrealized
	Descriptio				Appreciation
Number of Contracts	n	Expiration Date	Notional Value	Market Value	(Depreciation)
298	2 Year Treas	9/30/2026	$61,528,126	$61,427,578	$(100,548)
374	5 Year Treas	9/30/2026	40,043,365	40,029,870	(13,495)
(0.04%) TOTAL FUTURES CONTRACTS			$101,571,490	$101,457,448	$(114,042)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of June 30, 2026:

		Level 2	Level 3
		Other	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Asset Backed Bonds	$-	$184,598,169	$-	$184,598,169
Corporate Bonds	-	26,714,757	-	26,714,757
Treasury Notes	-	69,279,315	-	69,279,315
Money Market Fund	28,707,130	-	-	28,707,130
	$28,707,130	$280,592,241	$-	$309,299,371
Other Financial
Instruments:
Futures Contracts*	$-	$-	$-	$-
	$-	$-	$-	$-

*Other financial instruments are derivative instruments such as futures contracts and are valued at the unrealized appreciation (depreciation) of the instrument.

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $311,610,558, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$988,274
Gross unrealized depreciation	(3,299,461)
Net unrealized appreciation (depreciation)	$(2,311,187)